ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2016	2015
Outstanding gaming chips and tokens	$395,572	$184,223
Customer deposits and ticket sales	259,693	83,265
Staff cost accruals	200,031	123,978
Gaming tax and license fees accruals	159,802	185,223
Construction costs payables	141,681	189,592
Operating expense and other accruals and liabilities	133,669	143,318
Property and equipment payables	41,362	87,291
Interest expenses payable	38,133	32,755
Escrow funds refundable to the Philippine Parties	—	23,417
Land use rights payable	—	3,788

	$1,369,943	$1,056,850